LEASE - PISCOFINS to be recovered (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE
Lease consideration	R$ 588,016	R$ 556,876
Potential PIS/COFINS (9.25%)	R$ 54,391	R$ 51,511
Potential PIS/COFINS (as a percent)	9.25%	9.25%